Summary of significant accounting policies (Details) - Schedule of foreign currency translation	Sep. 30, 2022
Schedule Of Foreign Currency Translation Abstract
Year-end spot rate	US$1=CAD$ 1.3752
Average rate	US$1=CAD$ 1.2841*	[1]

[1]	For period from January 15, 2022, acquisition date, to September 30, 2022